Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class C
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class C
Trading Symbol	SFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.19%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund C Shares returned +23.99% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	23.99	6.60	8.47
Class C (with sales charge)	22.99	6.60	8.47
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information. Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,670,964
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 941,876
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class I
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class I
Trading Symbol	LMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund I Shares returned +25.21% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	25.21	7.66	9.57
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information. Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,670,964
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 941,876
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class A
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class A
Trading Symbol	SBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.46%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund A Shares returned +24.92% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	24.92	7.37	9.24
Class A (with sales charge)	17.75	6.11	8.60
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information. Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,670,964
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 941,876
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class I
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class I
Trading Symbol	LMRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.09	9.69	9.09
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information. Visit https://1919funds.com for more recent performance information.
Net Assets	$ 886,469,392
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 4,248,574
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%

Holdings [Text Block]

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%

Updated Prospectus Web Address	https://1919funds.com
Class A
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class A
Trading Symbol	SSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.79	9.40	8.80
Class A (with sales charge)	9.13	8.12	8.15
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information. Visit https://1919funds.com for more recent performance information.
Net Assets	$ 886,469,392
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 4,248,574
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%

Holdings [Text Block]

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%

Updated Prospectus Web Address	https://1919funds.com
Class C
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class C
Trading Symbol	SESLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.68%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.98	8.63	8.02
Class C (with sales charge)	13.98	8.63	8.02
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information. Visit https://1919funds.com for more recent performance information.
Net Assets	$ 886,469,392
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 4,248,574
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%

Holdings [Text Block]

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%

Updated Prospectus Web Address	https://1919funds.com